Summarized information on current and non-current finance debt (Details) - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financing	[1]	$ 43,505	$ 53,888
At fair value [member]
IfrsStatementLineItems [Line Items]
Financing		48,380	61,517
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 1,771	$ 4,186
Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.50%	4.60%
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 3,086	$ 3,282
Later than two years and not later than three years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.80%	4.80%
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 3,406	$ 5,892
Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.80%	4.80%
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 5,295	$ 5,961
Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		5.10%	5.10%
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 5,220	$ 6,229
Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		5.10%	5.20%
Later Than Seven Year And Thereafter [member]
IfrsStatementLineItems [Line Items]
Financing		$ 24,727	$ 28,338
Later Than Seven Year And Thereafter [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		6.40%	6.40%
Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent	[1]	5.90%	5.90%
United States of America, Dollars | At fair value [member]
IfrsStatementLineItems [Line Items]
Financing	[2]	$ 38,196
United States of America, Dollars | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financing	[2]	$ 1,475
United States of America, Dollars | Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.50%
United States of America, Dollars | Later than one year and not later than two years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 967
United States of America, Dollars | Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		508
United States of America, Dollars | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financing	[2]	$ 2,105
United States of America, Dollars | Later than two years and not later than three years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.70%
United States of America, Dollars | Later than two years and not later than three years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 2,105
United States of America, Dollars | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financing	[2]	$ 2,557
United States of America, Dollars | Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.70%
United States of America, Dollars | Later than three years and not later than four years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 2,557
United States of America, Dollars | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financing	[2]	$ 3,885
United States of America, Dollars | Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		5.10%
United States of America, Dollars | Later than four years and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 2,975
United States of America, Dollars | Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		910
United States of America, Dollars | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financing	[2]	$ 4,974
United States of America, Dollars | Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		5.20%
United States of America, Dollars | Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 4,288
United States of America, Dollars | Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		686
United States of America, Dollars | Later Than Seven Year And Thereafter [member]
IfrsStatementLineItems [Line Items]
Financing	[2]	$ 19,244
United States of America, Dollars | Later Than Seven Year And Thereafter [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		6.50%
United States of America, Dollars | Later Than Seven Year And Thereafter [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 2,040
United States of America, Dollars | Later Than Seven Year And Thereafter [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		17,204
United States of America, Dollars | Total [Member]
IfrsStatementLineItems [Line Items]
Financing	[1],[2]	$ 34,240
United States of America, Dollars | Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent	[1]	6.00%
United States of America, Dollars | Total [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing	[1]	$ 14,932
United States of America, Dollars | Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing	[1]	19,308
Brazil, Brazil Real | At fair value [member]
IfrsStatementLineItems [Line Items]
Financing		6,146
Brazil, Brazil Real | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 199
Brazil, Brazil Real | Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		3.60%
Brazil, Brazil Real | Later than one year and not later than two years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 32
Brazil, Brazil Real | Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		167
Brazil, Brazil Real | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 981
Brazil, Brazil Real | Later than two years and not later than three years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		5.10%
Brazil, Brazil Real | Later than two years and not later than three years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 711
Brazil, Brazil Real | Later than two years and not later than three years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		270
Brazil, Brazil Real | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 849
Brazil, Brazil Real | Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		5.00%
Brazil, Brazil Real | Later than three years and not later than four years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 692
Brazil, Brazil Real | Later than three years and not later than four years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		157
Brazil, Brazil Real | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 1,070
Brazil, Brazil Real | Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.70%
Brazil, Brazil Real | Later than four years and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 692
Brazil, Brazil Real | Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		378
Brazil, Brazil Real | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 232
Brazil, Brazil Real | Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.20%
Brazil, Brazil Real | Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 145
Brazil, Brazil Real | Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		87
Brazil, Brazil Real | Later Than Seven Year And Thereafter [member]
IfrsStatementLineItems [Line Items]
Financing		$ 2,434
Brazil, Brazil Real | Later Than Seven Year And Thereafter [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.20%
Brazil, Brazil Real | Later Than Seven Year And Thereafter [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 698
Brazil, Brazil Real | Later Than Seven Year And Thereafter [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		1,736
Brazil, Brazil Real | Total [Member]
IfrsStatementLineItems [Line Items]
Financing	[1]	$ 5,765
Brazil, Brazil Real | Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent	[1]	4.40%
Brazil, Brazil Real | Total [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financing	[1]	$ 2,970
Brazil, Brazil Real | Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing	[1]	2,795
Euro Member Countries, Euro | At fair value [member]
IfrsStatementLineItems [Line Items]
Financing		1,853
Euro Member Countries, Euro | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 33
Euro Member Countries, Euro | Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.60%
Euro Member Countries, Euro | Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 33
Euro Member Countries, Euro | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 340
Euro Member Countries, Euro | Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.70%
Euro Member Countries, Euro | Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 340
Euro Member Countries, Euro | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 14
Euro Member Countries, Euro | Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.70%
Euro Member Countries, Euro | Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 14
Euro Member Countries, Euro | Later Than Seven Year And Thereafter [member]
IfrsStatementLineItems [Line Items]
Financing		$ 1,209
Euro Member Countries, Euro | Later Than Seven Year And Thereafter [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		4.70%
Euro Member Countries, Euro | Later Than Seven Year And Thereafter [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 1,209
Euro Member Countries, Euro | Total [Member]
IfrsStatementLineItems [Line Items]
Financing	[1]	$ 1,596
Euro Member Countries, Euro | Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent	[1]	4.70%
Euro Member Countries, Euro | Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing	[1]	$ 1,596
United Kingdom, Pounds | At fair value [member]
IfrsStatementLineItems [Line Items]
Financing		2,185
United Kingdom, Pounds | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financing		$ 64
United Kingdom, Pounds | Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		6.20%
United Kingdom, Pounds | Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 64
United Kingdom, Pounds | Later Than Seven Year And Thereafter [member]
IfrsStatementLineItems [Line Items]
Financing		$ 1,840
United Kingdom, Pounds | Later Than Seven Year And Thereafter [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent		6.40%
United Kingdom, Pounds | Later Than Seven Year And Thereafter [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing		$ 1,840
United Kingdom, Pounds | Total [Member]
IfrsStatementLineItems [Line Items]
Financing	[1]	$ 1,904
United Kingdom, Pounds | Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Financing percent	[1]	6.30%
United Kingdom, Pounds | Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financing	[1]	$ 1,904

[1]	The average maturity of outstanding debt as of June 30, 2021 is 12.54 years (11.71 years as of December 31, 2020).
[2]	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.